Unaudited Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Net income / (loss)	$ (41,365)	$ (45,515)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications (Note 13)	(4,792)	0
Less:
Reclassification adjustments of interest rate swap (gain)/loss (Note 13)	(492)	0
Other comprehensive income / (loss)	(5,284)	0
Total comprehensive income / (loss)	$ (46,649)	$ (45,515)